Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
12.	CASH AND CASH EQUIVALENTS

	As of December 31,
	2024	2025
	$’000	$’000
Cash on hand	—	—
Cash at bank	60,902	8,056
Total	60,902	8,056